Note 8 - Equity - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Balances			$ 86,625	$ 31,131
Share-based compensation			3,583	4,306
Forfeited restricted shares			(280)
Exercise of options			83
Accretion of contingently redeemable noncontrolling interest			(62)
Foreign currency translation adjustment gain (loss)	$ (148)	$ (2)	(75)	51
Net loss	(19,894)	(13,599)	(37,337)	(30,261)
Issuance of ordinary shares				26,395
Balances	$ 52,537	$ 31,622	$ 52,537	$ 31,622
Common Stock [Member]
Balances (in shares)			39,141,913	27,885,613
Balances			$ 4	$ 3
Share-based compensation (in shares)			2,665	3,293
Share-based compensation			$ 0	$ 0
Forfeited restricted shares (in shares)			(37,500)
Forfeited restricted shares			$ 0
Exercise of options (in shares)			8,130
Exercise of options			$ 0
Accretion of contingently redeemable noncontrolling interest			0
Foreign currency translation adjustment gain (loss)			0	0
Net loss			$ 0	$ 0
Issuance of ordinary shares (in shares)				2,228,975
Issuance of ordinary shares				$ 0
Balances (in shares)	39,115,208	30,117,881	39,115,208	30,117,881
Balances	$ 4	$ 3	$ 4	$ 3
Additional Paid-in Capital [Member]
Balances			366,451	246,979
Share-based compensation			3,592	4,244
Forfeited restricted shares			(280)
Exercise of options			83
Accretion of contingently redeemable noncontrolling interest			(62)
Foreign currency translation adjustment gain (loss)			0	0
Net loss			0	0
Issuance of ordinary shares				26,395
Balances	369,784	277,618	369,784	277,618
Retained Earnings [Member]
Balances			(277,818)	(216,845)
Share-based compensation			0	0
Forfeited restricted shares			0
Exercise of options			0
Accretion of contingently redeemable noncontrolling interest			0
Foreign currency translation adjustment gain (loss)			0	0
Net loss			(36,296)	(28,837)
Issuance of ordinary shares				0
Balances	(314,114)	(245,682)	(314,114)	(245,682)
AOCI Attributable to Parent [Member]
Balances			(297)	140
Share-based compensation			0	0
Forfeited restricted shares			0
Exercise of options			0
Accretion of contingently redeemable noncontrolling interest			0
Foreign currency translation adjustment gain (loss)			(69)	57
Net loss			0	0
Issuance of ordinary shares				0
Balances	(366)	197	(366)	197
Parent [Member]
Balances			88,340	30,277
Share-based compensation			3,592	4,244
Forfeited restricted shares			(280)
Exercise of options			83
Accretion of contingently redeemable noncontrolling interest			(62)
Foreign currency translation adjustment gain (loss)			(69)	57
Net loss			(36,296)	(28,837)
Issuance of ordinary shares				26,395
Balances	55,308	32,136	55,308	32,136
Noncontrolling Interest [Member]
Balances			(1,715)	854
Share-based compensation			(9)	62
Forfeited restricted shares			0
Exercise of options			0
Accretion of contingently redeemable noncontrolling interest			0
Foreign currency translation adjustment gain (loss)			(6)	(6)
Net loss			(1,041)	(1,424)
Issuance of ordinary shares				0
Balances	$ (2,771)	$ (514)	$ (2,771)	$ (514)